UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2008

Date of reporting period:	04/30/2008

Item 1.  Schedule of Investments

MoneyMart Assets, Inc.

Schedule of Investments

as of April 30, 2008 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 11.2%
	Banco Santander Totta SA New York
$30,000	3.03%, 5/27/08	$30,000,000
	Barclays Bank PLC
25,000	2.65%, 6/24/08	25,000,000
	Branch Banking & Trust Co.
18,000	2.935%, 6/11/08	18,000,000
	Royal Bank of Scotland NY
12,000	3.03%, 5/20/08	12,000,000
	State Street Bank & Trust Co.
20,000	2.80%, 6/12/08	20,000,000
10,000	2.63%, 6/30/08	10,000,000

		115,000,000

Commercial Paper 40.9%
	Bank of America Corp.
6,600	2.90%, 6/2/08(a)	6,582,987
11,000	2.61%, 6/20/08(a)	10,960,125
	CBA (Delaware) Finance
10,000	3.00%, 5/15/08(a)	9,988,333
30,000	2.90%, 6/6/08(a)	29,913,000
	Citigroup Funding, Inc.
23,000	3.10%, 5/15/08(a)	22,972,272
10,000	3.06%, 5/16/08(a)	9,987,250
10,000	3.10%, 5/27/08(a)	9,977,611
	Coca-Cola Enterprises, Inc., 144A
432	2.50%, 5/1/08(a)	432,000
	Fortis Funding LLC, 144A
11,000	3.02%, 5/19/08(a)	10,983,390
	General Electric Capital Corp.
23,150	2.56%, 7/16/08(a)	23,024,887
5,401	2.61%, 7/30/08(a)	5,365,758
	JPMorgan Chase & Co.
30,000	2.94%, 5/12/08(a)	29,973,049
	Long Lane Master Trust IV, 144A
8,000	2.91%, 5/19/08(a)	7,988,360
	National Australia Funding (Delaware), 144A
7,000	2.89%, 6/3/08(a)	6,981,456
24,000	2.68%, 7/14/08(a)	23,867,787
	Old Line Funding Corp., 144A
4,000	2.92%, 5/7/08(a)	3,998,053
28,412	2.80%, 5/16/08(a)	28,378,853
8,000	2.90%, 5/30/08(a)	7,981,311
	Prudential PLC, 144A
10,000	2.64%, 7/7/08(a)	9,950,867
2,000	2.67%, 7/14/08(a)	1,989,023
10,000	2.92%, 7/22/08(a)	9,933,489
	Sanpaolo IMI US Financial Co.

25,000	2.75%, 7/14/08(a)	24,858,681
24,923	2.94%, 7/25/08(a)	24,749,993
	Santander Central Hispano Finance, 144A
4,447	2.75%, 5/21/08(a)	4,440,206
	Swedbank Mortgage AB, 144A
10,000	3.13%, 5/22/08(a)	9,981,742
15,000	3.10%, 5/23/08(a)	14,971,583
	Toronto Dominion Holdings USA, Inc., 144A
13,159	2.485%, 6/19/08(a)	13,114,492
	Tulip Funding Corp., 144A
11,374	2.79%, 5/14/08(a)	11,362,541
18,000	2.80%, 5/19/08(a)	17,974,800
8,000	2.96%, 5/20/08(a)	7,987,502
	Westpac Banking Corp., 144A
10,000	2.69%, 7/8/08(a)	9,949,189
	Westpac Securities NZ LT, 144A
9,000	3.305%, 1/28/09(a)	9,000,000

		419,620,590

Loan Participations 3.9%
	Archer Daniels Midland Co.
22,879	3.305%, 5/20/08(c)	22,879,000
16,781	3.305%, 6/13/08(c)	16,781,000

		39,660,000

Other Corporate Obligations 34.7%
	Bank of America Corp.
24,000	5.29%, 5/22/08(b)	24,000,000
	Depfa Bank PLC, 144A
6,000	2.86%, 7/15/08(b)	6,000,026
	Fortis Bank NY, 144A
17,000	2.7875%, 7/18/08(b)	16,999,282
	General Electric Capital Corp., MTN
3,000	3.2619%, 2/2/09(b)	3,000,751
	HSBC Finance Corp.
10,000	2.7613%, 9/6/08(b)	10,000,000
	HSBC USA, Inc., MTN
30,000	2.7259%, 8/15/08(b)	30,000,000
	Irish Life & Permanent PLC, MTN, 144A
40,000	2.85%, 8/20/08(b)	39,999,778
	JPMorgan Chase & Co., MTN
15,000	2.6931%, 9/2/08(b)	15,000,000
	Kommunalkredit Austria AG, 144A
5,000	2.9037%, 8/22/08(b)	5,000,000
	Morgan Stanley Dean Witter Co., MTN
38,800	2.85%, 10/31/08(b)	38,800,000
	Nationwide Building Society, 144A
30,000	2.7512%, 7/28/08(b)	30,002,153
	Nordea Bank AB, 144A
30,000	2.7469%, 8/8/08(b)	30,000,000
	Skandinaviska Enskilda Banken AB, 144A
40,000	2.7522%, 8/19/08(b)	40,000,000
	Wells Fargo & Co., MTN
35,000	2.75%, 9/3/08(b)	35,000,000
	Westpac Banking Corp., MTN

32,000	2.9987%, 7/11/08(b)	32,000,000

		355,801,990

U.S. Government Agency Obligations 9.7%
	Federal Home Loan Bank,
9,000	2.616%, 2/17/09(b)	9,000,000
18,000	2.52%, 2/19/09(b)	18,000,000
24,000	2.55%, 2/23/09(b)	24,000,000
24,000	2.435%, 2/27/09(b)	24,000,000
25,000	2.47%, 3/27/09(b)	25,000,000

		100,000,000

	Total Investments 100.4%
	(amortized cost $1,030,082,580)(d)	1,030,082,580
	Liabilities in excess of other assets (0.4%)	(4,215,186)

	Net Assets 100.0%	$1,025,867,394

MTN–Medium Term Note.

144A–Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at April 30, 2008.
(c)	Indicates a security that has been deemed illiquid.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    June 24, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    June 24, 2008

* Print the name and title of each signing officer under his or her signature.